FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of Fair Value [Line Items]
Commercial properties			$ (814)		$ 858
Financial instruments and other	$ 11	$ (72)	(292)	$ (172)
Total fair values (losses) gains, net	(803)	(1,092)	(1,113)	(722)
Losses on change in fair value of derivatives and right-of-use investment properties			(2)	(1)
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	(907)	(1,144)	(996)	(837)	301
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	94	124	182	287	$ 557
Adjustments For Gains (Losses) on Fair Value Adjustment, Incentive Fees	$ (1)	$ 0	$ (7)	$ 0